SHARE-BASED COMPENSATION EXPENSE/ OPTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense, before income taxes	$ 46	$ 48	$ 46
Income tax benefit	(18)	(19)	(18)
Share-based compensation expense, net of taxes	28	29	28
Excess Tax Benefits	34	0	0
Allocated share based compensation	$ 7	6	$ 5
Excess tax benefit		$ 52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	527,997
Exercised	(167,742)	(227,815)	(699,783)
Ending balance	360,255	527,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 53.62
Exercised (in dollars per share)	56.11
Ending balance (in dollars per share)	$ 52.46	$ 53.62
Outstanding at period end, Weighted- average remaining contractual term	2 years
Outstanding at period end, Aggregate intrinsic value	$ 17
Vested at period end	360,255
Vested at period end, Weighted- average exercise price (in dollars per share)	$ 52.46
Vested at period end, Weighted- average remaining contractual term	2 years
Vested at period end, Aggregate intrinsic value	$ 17
Exercisable at period end	360,255
Exercisable at period end, Weighted- average exercise price (in dollars per share)	$ 52.46
Exercisable at period end, Weighted- average remaining contractual term	2 years
Exercisable at period end, Aggregate intrinsic value	$ 17
Aggregate intrinsic value of options exercised	$ 8	$ 12	$ 33
Options grants in period (in shares)	0	0	0
Fair value of options vested			$ 1
Cash received from exercise of options	$ 9
Restricted Stock Units Issued By Subsidiary, Outstanding	698,838
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,627,118
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5,627,118
Restricted stock units issued by subsidary	378,367	278,538	468,339
IENova Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cash paid to settle awards	$ 1	$ 4	$ 3
San Diego Gas and Electric Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense, before income taxes	7	8	8
Income tax benefit	(3)	(3)	(3)
Share-based compensation expense, net of taxes	4	5	5
Allocated share based compensation	4	4	3
Southern California Gas Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense, before income taxes	8	10	8
Income tax benefit	(3)	(4)	(3)
Share-based compensation expense, net of taxes	5	6	5
Allocated share based compensation	$ 3	$ 2	$ 2
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs), Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years
Awarded During Or After Two Thousand and Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Maximum Additional Award	100.00%
Awarded during or after two thousand fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Maximum Additional Award	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Increase Modifier for Top Quartile	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Decrease Modifier for Bottom Quartile	20.00%
Awarded during or after two thousand fifteen [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Awards Granted in 2013 and Earlier [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Maximum Additional Award	50.00%
Awards Before 2015 [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years
Awards Before 2015 [Member] | Restricted Stock Units (RSUs), Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years
Minimum [Member] | Other Performance-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years
Minimum [Member] | Restricted Stock Units, Employee Stock Options, or Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Maximum [Member] | Other Performance-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Maximum [Member] | Restricted Stock Units, Employee Stock Options, or Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years